UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

PRET 2026-RPL2 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

Garrett Wallace, (212) 357-0655
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: April 24, 2026

GS Mortgage Securities Corp.
(Depositor)

By:	/s/ Garrett Wallace
Name: Garrett Wallace
Title: Vice President

EXHIBIT INDEX

Exhibit Number

99.1 Disclosures required by Rule 15Ga-2 for OneDiligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Securitization Report
Schedule 3 – Delinquent Tax Report

99.2 Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Rating Agency Grades
Schedule 3 – Exception Grades
Schedule 4 – Valuation Summary
Schedule 5 – Supplemental Data
Schedule 6 – ASF
Schedule 7 – Business Purpose
Schedule 8 – Multi Property Report
Schedule 9 – Multi Property Valuation Report
Schedule 10 – Multi Property Units Extract
Schedule 11 – NPL Only Extract
Schedule 12 – Servicing Pay History Limited
Schedule 13 – Exception Comment
Schedule 14 – Exception Extract
Schedule 15 – Title Diligence Summary
Schedule 16 – Title Diligence Exceptions
Schedule 17 – Modification Extract
Schedule 18 – Modification Only Extract
Schedule 19 – Extension Deferment

99.3 Disclosures required by Rule 15Ga-2 for Selene Diligence LLC

Schedule 1 – Due Diligence Narrative Report
Schedule 2 – Rating Agency Grades
Schedule 3 – Standard Findings Report
Schedule 4 -– Valuation Report
Schedule 5 -– ASF Report
Schedule 6 -– MLS Report
Schedule 7 – Supplemental Data Extract Report
Schedule 8 – Data Compare Report